UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 1/31/15

Fund's investmentsInvestors Trust

As of 1-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 125.0% (82.1% of Total investments)					$202,556,129
(Cost $207,874,378)
Consumer discretionary 16.4%					26,541,301
Auto components 2.7%
American Axle & Manufacturing, Inc. (Z)	6.250		03-15-21	1,000,000	1,066,250
Lear Corp.	5.250		01-15-25	2,000,000	2,040,000
The Goodyear Tire & Rubber Company (Z)	7.000		05-15-22	1,200,000	1,299,000
Automobiles 0.6%
Chrysler Group LLC	8.000		06-15-19	900,000	946,125
Hotels, restaurants and leisure 2.0%
GLP Capital LP (Z)	4.875		11-01-20	1,285,000	1,325,959
Grupo Posadas SAB de CV (S)(Z)	7.875		11-30-17	600,000	582,000
Mohegan Tribal Gaming Authority	9.750		09-01-21	1,365,000	1,385,464
Waterford Gaming LLC (S)	8.625		09-15-49	452,760	29,650
Household durables 0.9%
Standard Pacific Corp. (Z)	8.375		05-15-18	140,000	157,850
William Lyon Homes, Inc. (Z)	5.750		04-15-19	1,300,000	1,287,000
Internet and catalog retail 0.7%
QVC, Inc. (Z)	5.950		03-15-43	1,000,000	1,089,111
Media 8.8%
AMC Entertainment, Inc. (Z)	5.875		02-15-22	960,000	981,600
Cablevision Systems Corp. (Z)	7.750		04-15-18	450,000	492,750
CCOH Safari LLC	5.750		12-01-24	1,000,000	1,013,750
Cinemark USA, Inc. (Z)	7.375		06-15-21	365,000	386,900
DIRECTV Holdings LLC (Z)	5.875		10-01-19	355,000	413,990
DISH DBS Corp. (Z)	6.750		06-01-21	2,425,000	2,634,156
iHeartCommunications, Inc. (Z)	11.250		03-01-21	1,500,000	1,541,250
iHeartCommunications, Inc., PIK (Z)	14.000		02-01-21	1,140,200	936,389
Myriad International Holdings BV (S)(Z)	6.000		07-18-20	440,000	492,492
Numericable Group SA (S)	6.250		05-15-24	200,000	207,000
Outfront Media Capital LLC (S)	5.250		02-15-22	900,000	931,500
Outfront Media Capital LLC (S)	5.625		02-15-24	900,000	931,500
Sinclair Television Group, Inc.	6.375		11-01-21	830,000	861,125
Time Warner Cable, Inc. (Z)	8.250		04-01-19	375,000	464,496
Videotron, Ltd. (Z)	6.375		12-15-15	300,000	300,750
WMG Acquisition Corp. (S)(Z)	6.000		01-15-21	868,000	878,919
WMG Acquisition Corp. (S)	6.750		04-15-22	820,000	739,025
Specialty retail 0.7%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	500,000	412,500
L Brands, Inc. (Z)	6.950		03-01-33	660,000	712,800
Consumer staples 3.5%					5,689,855
Beverages 1.9%
Ajecorp BV (S)(Z)	6.500		05-14-22	1,000,000	810,000
Corporacion Lindley SA (S)(Z)	4.625		04-12-23	1,000,000	970,000
Cott Beverages, Inc. (S)(Z)	5.375		07-01-22	500,000	448,750
SABMiller Holdings, Inc. (S)(Z)	3.750		01-15-22	750,000	802,074
Food and staples retailing 0.8%
Aramark Services, Inc.	5.750		03-15-20	170,000	176,906
Office Depot de Mexico SA de CV (S)(Z)	6.875		09-20-20	610,000	643,550
Tops Holding Corp. (Z)	8.875		12-15-17	400,000	408,000

2SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.3%
Marfrig Holding Europe BV (S)(Z)	8.375		05-09-18	600,000	$565,200
Tobacco 0.5%
Lorillard Tobacco Company (Z)	6.875		05-01-20	720,000	865,375
Energy 15.1%					24,528,873
Energy equipment and services 1.7%
Chaparral Energy, Inc.	7.625		11-15-22	535,000	310,300
EDC Finance, Ltd. (S)(Z)	4.875		04-17-20	1,000,000	785,000
Nostrum Oil & Gas Finance BV (S)(Z)	6.375		02-14-19	1,000,000	800,000
Permian Holdings, Inc. (S)(Z)	10.500		01-15-18	700,000	462,000
RKI Exploration & Production LLC (S)	8.500		08-01-21	565,000	468,950
Oil, gas and consumable fuels 13.4%
Access Midstream Partners LP (Z)	4.875		03-15-24	2,380,000	2,457,350
American Energy-Permian Basin LLC (S)	7.125		11-01-20	500,000	365,000
Arch Coal, Inc. (S)(Z)	8.000		01-15-19	635,000	266,700
Chesapeake Energy Corp.	5.750		03-15-23	940,000	972,900
Clayton Williams Energy, Inc. (Z)	7.750		04-01-19	1,070,000	920,200
CNOOC Finance 2012, Ltd. (S)(Z)	5.000		05-02-42	1,000,000	1,141,563
Continental Resources, Inc.	4.500		04-15-23	1,305,000	1,234,069
EP Energy LLC (Z)	9.375		05-01-20	1,250,000	1,259,375
EV Energy Partners LP (Z)	8.000		04-15-19	405,000	352,350
Freeport-McMoran Oil & Gas LLC (Z)	6.875		02-15-23	1,050,000	1,158,780
Global Partners LP (S)(Z)	6.250		07-15-22	790,000	774,200
Indo Energy Finance II BV (S)	6.375		01-24-23	300,000	196,500
KazMunayGas National Company (S)	4.875		05-07-25	1,435,000	1,257,419
Linn Energy LLC	6.500		09-15-21	1,320,000	970,200
Lukoil International Finance BV (S)(Z)	4.563		04-24-23	1,000,000	761,500
MarkWest Energy Partners LP	4.875		12-01-24	800,000	804,000
MarkWest Energy Partners LP (Z)	6.500		08-15-21	725,000	761,250
MEG Energy Corp. (S)	7.000		03-31-24	752,000	680,560
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	705,000	387,750
Pan American Energy LLC (S)(Z)	7.875		05-07-21	1,100,000	1,124,750
Petroleos Mexicanos	5.500		01-21-21	755,000	815,778
Rex Energy Corp. (S)	6.250		08-01-22	630,000	485,100
Samson Investment Company (Z)	9.750		02-15-20	1,385,000	429,350
Tullow Oil PLC (S)(Z)	6.000		11-01-20	1,750,000	1,470,000
Tullow Oil PLC (S)(Z)	6.250		04-15-22	500,000	420,000
Valero Energy Corp. (Z)	6.125		02-01-20	205,000	235,979
Financials 24.2%					39,152,052
Banks 7.5%
Banco Bradesco SA (S)(Z)	5.750		03-01-22	500,000	528,750
Banco BTG Pactual SA (S)	5.750		09-28-22	960,000	849,312
Banco Regional S.A.E.C.A. (S)	8.125		01-24-19	400,000	421,484
Barclays Bank PLC (S)(Z)	10.179		06-12-21	195,000	266,985
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	500,000	516,258
GTB Finance B.V. (S)(Z)	7.500		05-19-16	285,000	277,875
JPMorgan Chase & Co. (Z)	3.450		03-01-16	2,000,000	2,053,344
National City Bank of Indiana (Z)	4.250		07-01-18	2,000,000	2,161,026
Sberbank of Russia (S)(Z)	6.125		02-07-22	1,000,000	835,000
Societe Generale SA (6.000% to 1-27-20, then 5 Year U.S. Swap Rate + 4.067%) (Q)(S)(Z)	6.000		01-27-20	2,050,000	1,885,078

SEE NOTES TO FUND'S INVESTMENTS3

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
State Bank of India (S)(Z)	4.500		07-27-15	500,000	$508,330
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	1,860,000	1,911,150
Capital markets 4.2%
E*TRADE Financial Corp. (Z)	6.375		11-15-19	1,000,000	1,070,000
Morgan Stanley (Z)	3.800		04-29-16	1,000,000	1,034,052
Morgan Stanley (Z)	5.750		01-25-21	1,000,000	1,172,360
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)(Z)	5.450		07-15-19	500,000	508,165
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	990,000	1,136,300
The Goldman Sachs Group, Inc. (Z)	6.250		09-01-17	1,000,000	1,114,686
Walter Investment Management Corp.	7.875		12-15-21	875,000	741,563
Consumer finance 2.6%
Credit Acceptance Corp. (S)(Z)	6.125		02-15-21	565,000	565,000
Enova International, Inc. (S)	9.750		06-01-21	665,000	590,188
First Cash Financial Services, Inc. (Z)	6.750		04-01-21	690,000	710,700
OneMain Financial Holdings, Inc. (S)	7.250		12-15-21	925,000	955,063
Springleaf Finance Corp. (Z)	6.900		12-15-17	750,000	802,500
Springleaf Finance Corp.	8.250		10-01-23	500,000	565,000
Diversified financial services 3.6%
CorpGroup Banking SA (S)(Z)	6.750		03-15-23	1,000,000	989,173
Corporacion Andina de Fomento (Z)	3.750		01-15-16	690,000	707,467
Denali Borrower LLC (S)	5.625		10-15-20	1,075,000	1,150,250
Gruposura Finance (S)(Z)	5.700		05-18-21	440,000	468,028
Leucadia National Corp. (Z)	5.500		10-18-23	1,000,000	1,039,450
Nationstar Mortgage LLC (Z)	7.875		10-01-20	750,000	693,750
Nielsen Finance LLC (S)(Z)	5.000		04-15-22	800,000	802,000
Insurance 2.6%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,000,000	1,057,091
CNA Financial Corp. (Z)	7.350		11-15-19	655,000	801,071
Lincoln National Corp. (7.000% to 5-17-16, then 3 month LIBOR + 2.358%) (Z)	7.000		05-17-66	370,000	368,150
MetLife, Inc. (Z)	6.817		08-15-18	1,000,000	1,178,424
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month LIBOR + 4.177%) (S)(Z)	8.300		10-15-37	520,000	538,200
Willis North America, Inc. (Z)	7.000		09-29-19	215,000	255,232
Real estate investment trusts 3.4%
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19	920,000	703,800
Crown Castle Towers LLC (S)(Z)	4.883		08-15-20	750,000	831,666
DuPont Fabros Technology LP	5.875		09-15-21	835,000	866,313
Iron Mountain, Inc. (Z)	8.375		08-15-21	107,000	111,601
Plum Creek Timberlands LP (Z)	5.875		11-15-15	345,000	357,804
Trust F/1401 (S)	5.250		12-15-24	2,475,000	2,607,413
Real estate management and development 0.3%
General Shopping Investments, Ltd. (12.000% to 3-20-17, then 5 Year USGG + 11.052%) (Q)(S)	12.000		03-20-17	500,000	445,000
Health care 8.6%					13,910,634
Health care providers and services 5.4%
BioScrip, Inc. (S)	8.875		02-15-21	1,000,000	880,000
Community Health Systems, Inc.	5.125		08-01-21	200,000	207,250
Community Health Systems, Inc.	6.875		02-01-22	900,000	957,375
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	250,000	248,125
DaVita HealthCare Partners, Inc. (Z)	5.125		07-15-24	1,395,000	1,433,781
Gentiva Health Services, Inc.	11.500		09-01-18	500,000	530,000

4SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc. (Z)	5.250		04-15-25		1,300,000	$1,412,125
HCA, Inc.	5.375		02-01-25		330,000	340,931
HCA, Inc. (Z)	7.500		02-15-22		130,000	152,425
Select Medical Corp. (Z)	6.375		06-01-21		1,475,000	1,484,034
Tenet Healthcare Corp. (Z)	6.000		10-01-20		1,005,000	1,085,400
Pharmaceuticals 3.2%
Endo Finance LLC (S)	6.000		02-01-25		490,000	500,719
Endo Finance LLC (S)(Z)	7.250		01-15-22		1,345,000	1,429,063
Mallinckrodt International Finance SA (S)(Z)	5.750		08-01-22		710,000	733,075
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		250,000	255,156
Valeant Pharmaceuticals International, Inc. (S)(Z)	5.625		12-01-21		2,190,000	2,261,175
Industrials 14.1%						22,911,438
Aerospace and defense 2.2%
Ducommun, Inc. (Z)	9.750		07-15-18		160,000	170,800
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21		740,000	767,750
LMI Aerospace, Inc. (S)(Z)	7.375		07-15-19		1,910,000	1,896,057
TransDigm, Inc.	6.500		07-15-24		750,000	759,375
Airlines 4.4%
AerCap Ireland Capital, Ltd. (S)	4.500		05-15-21		1,250,000	1,290,625
Air Canada (S)(Z)	8.750		04-01-20		1,000,000	1,080,000
Air Canada 2013-1 Class C Pass Through Trust (S)(Z)	6.625		05-15-18		1,000,000	1,025,400
American Airlines 2013-2 Class B Pass Through Trust (S)(Z)	5.600		07-15-20		657,295	676,160
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545		02-02-19		168,004	184,485
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307		04-02-18		52,438	57,550
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821		08-10-22		585,008	683,699
TAM Capital 3, Inc. (S)(Z)	8.375		06-03-21		505,000	524,443
TAM Capital, Inc. (Z)	7.375		04-25-17		1,000,000	1,030,030
UAL 2009-1 Pass Through Trust (Z)	10.400		11-01-16		113,255	125,283
UAL 2009-2A Pass Through Trust (Z)	9.750		01-15-17		339,538	376,887
Building products 0.5%
Associated Materials LLC (Z)	9.125		11-01-17		1,000,000	827,500
Commercial services and supplies 0.1%
Garda World Security Corp. (S)	7.250		11-15-21		220,000	214,500
Industrial conglomerates 1.7%
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	658,250
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-22		942,500	668,892
Tenedora Nemak SA de CV (S)	5.500		02-28-23		1,350,000	1,366,875
Machinery 1.6%
Trinity Industries, Inc. (Z)	4.550		10-01-24		2,640,000	2,623,357
Marine 1.2%
Global Ship Lease, Inc. (S)(Z)	10.000		04-01-19		350,000	361,375
Navios Maritime Holdings, Inc. (S)(Z)	7.375		01-15-22		870,000	774,300
Navios South American Logistics, Inc. (S)(Z)	7.250		05-01-22		805,000	768,775
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19		1,085,000	976,500
Road and rail 0.6%
The Hertz Corp. (Z)	6.250		10-15-22		1,000,000	1,022,500
Trading companies and distributors 0.9%
Aircastle, Ltd. (Z)	5.125		03-15-21		1,420,000	1,437,750

SEE NOTES TO FUND'S INVESTMENTS5

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.3%
CHC Helicopter SA (Z)	9.250		10-15-20	639,000	$562,320
Information technology 4.4%					7,200,588
Electronic equipment, instruments and components 0.6%
Viasystems, Inc. (S)(Z)	7.875		05-01-19	1,000,000	1,056,250
Internet software and services 0.5%
Ancestry.com, Inc., PIK (S)	9.625		10-15-18	220,000	206,800
IAC/InterActiveCorp (Z)	4.875		11-30-18	615,000	631,913
IT services 0.9%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	1,500,000	1,528,125
Semiconductors and semiconductor equipment 1.9%
Advanced Micro Devices, Inc. (Z)	7.000		07-01-24	1,150,000	1,003,375
Micron Technology, Inc. (S)(Z)	5.500		02-01-25	2,000,000	2,025,000
Software 0.5%
First Data Corp.	11.750		08-15-21	650,000	749,125
Materials 17.6%					28,453,014
Building materials 0.6%
Building Materials Corp. of America (S)	5.375		11-15-24	865,000	877,975
Chemicals 4.8%
Ashland, Inc. (Z)	6.875		05-15-43	1,000,000	1,082,500
Braskem Finance, Ltd. (Z)	6.450		02-03-24	1,295,000	1,262,625
Huntsman International LLC (S)	5.125		11-15-22	860,000	853,550
NOVA Chemicals Corp. (S)	5.000		05-01-25	1,250,000	1,296,875
PSPC Escrow Corp. (S)	6.500		02-01-22	1,210,000	1,234,200
Rentech Nitrogen Partners LP (S)	6.500		04-15-21	430,000	376,250
Rockwood Specialties Group, Inc.	4.625		10-15-20	1,525,000	1,586,000
Construction materials 1.8%
Cementos Progreso Trust (S)(Z)	7.125		11-06-23	1,195,000	1,263,713
Cemex Finance LLC (S)(Z)	6.000		04-01-24	700,000	659,050
Magnesita Finance, Ltd. (Q)(S)	8.625		04-05-17	1,000,000	880,000
Vulcan Materials Company (Z)	7.500		06-15-21	120,000	141,900
Containers and packaging 1.1%
AEP Industries, Inc. (Z)	8.250		04-15-19	355,000	358,550
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	563,675	561,561
Graphic Packaging International, Inc.	4.875		11-15-22	650,000	667,875
Tekni-Plex, Inc. (S)(Z)	9.750		06-01-19	171,000	185,108
Metals and mining 8.1%
AngloGold Ashanti Holdings PLC (Z)	5.125		08-01-22	1,000,000	950,943
AngloGold Ashanti Holdings PLC (Z)	8.500		07-30-20	1,175,000	1,264,747
BlueScope Steel, Ltd. (S)(Z)	7.125		05-01-18	500,000	519,900
CSN Islands XI Corp. (S)(Z)	6.875		09-21-19	250,000	224,375
Evraz Group SA (S)(Z)	6.500		04-22-20	1,000,000	737,500
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22	1,035,000	812,475
MMC Norilsk Nickel OJSC (S)(Z)	5.550		10-28-20	1,850,000	1,614,495
Rain CII Carbon LLC (S)(Z)	8.000		12-01-18	945,000	930,825
Rio Oil Finance Trust Series 2014-1 (S)(Z)	6.250		07-06-24	1,250,000	1,150,673
Rio Tinto Finance USA, Ltd. (Z)	7.125		07-15-28	710,000	938,498
Severstal OAO (S)	4.450		03-19-18	1,000,000	860,000
Steel Dynamics, Inc. (Z)	7.625		03-15-20	750,000	780,938
Thompson Creek Metals Company, Inc. (Z)	7.375		06-01-18	2,000,000	1,475,000

6SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Thompson Creek Metals Company, Inc.	12.500		05-01-19	1,000,000	$907,500
Paper and forest products 1.2%
Fibria Overseas Finance, Ltd.	5.250		05-12-24	755,000	760,663
Sappi Papier Holding GmbH (S)(Z)	7.750		07-15-17	600,000	644,250
Tembec Industries, Inc. (S)(Z)	9.000		12-15-19	600,000	592,500
Telecommunication services 14.0%					22,700,415
Diversified telecommunication services 7.8%
Frontier Communications Corp. (Z)	7.125		03-15-19	530,000	579,688
Frontier Communications Corp. (Z)	7.625		04-15-24	1,000,000	1,057,500
Frontier Communications Corp. (Z)	8.750		04-15-22	435,000	493,725
GTP Acquisition Partners I LLC (S)(Z)	7.628		06-15-16	620,000	648,565
Inmarsat Finance PLC (S)(Z)	4.875		05-15-22	1,275,000	1,273,406
Intelsat Luxembourg SA	8.125		06-01-23	1,000,000	1,011,250
Level 3 Financing, Inc. (S)	5.625		02-01-23	880,000	895,136
T-Mobile USA, Inc.	6.125		01-15-22	250,000	257,188
T-Mobile USA, Inc. (Z)	6.250		04-01-21	800,000	826,000
T-Mobile USA, Inc. (Z)	6.375		03-01-25	700,000	718,375
T-Mobile USA, Inc.	6.625		04-01-23	245,000	254,139
T-Mobile USA, Inc. (Z)	6.731		04-28-22	805,000	835,188
T-Mobile USA, Inc. (Z)	6.836		04-28-23	855,000	891,338
Telecom Italia Capital SA (Z)	7.175		06-18-19	550,000	629,750
Wind Acquisition Finance SA (S)	7.375		04-23-21	1,000,000	970,000
Windstream Corp. (Z)	7.500		06-01-22	1,375,000	1,380,156
Wireless telecommunication services 6.2%
Bharti Airtel International Netherlands BV (S)	5.125		03-11-23	600,000	662,760
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375		09-27-22	1,000,000	987,500
Digicel, Ltd. (S)	6.000		04-15-21	1,405,000	1,317,188
SBA Communications Corp. (S)	4.875		07-15-22	780,000	758,550
SBA Tower Trust (S)(Z)	2.933		12-15-17	380,000	384,728
SBA Tower Trust (S)(Z)	5.101		04-17-17	580,000	609,985
Sprint Communications, Inc. (Z)	6.000		11-15-22	2,000,000	1,870,000
Sprint Corp.	7.250		09-15-21	700,000	698,950
Telefonica Celular del Paraguay SA (S)	6.750		12-13-22	1,000,000	1,027,190
VimpelCom Holdings BV (S)(Z)	7.504		03-01-22	2,000,000	1,662,160
Utilities 7.1%					11,467,959
Electric utilities 4.6%
Beaver Valley II Funding Corp. (Z)	9.000		06-01-17	60,000	64,800
BVPS II Funding Corp. (Z)	8.890		06-01-17	194,000	208,018
CE Generation LLC (Z)	7.416		12-15-18	307,300	304,227
Empresa Electrica Angamos SA (S)	4.875		05-25-29	1,250,000	1,258,500
FPL Energy National Wind LLC (S)	5.608		03-10-24	70,475	70,475
Israel Electric Corp., Ltd. (S)	5.000		11-12-24	2,000,000	2,020,000
Israel Electric Corp., Ltd. (S)(Z)	6.700		02-10-17	1,000,000	1,071,250
NRG Yield Operating LLC (S)(Z)	5.375		08-15-24	660,000	683,100
Perusahaan Listrik Negara PT (S)	5.500		11-22-21	1,500,000	1,618,125
PNPP II Funding Corp.	9.120		05-30-16	55,000	56,721
W3A Funding Corp. (Z)	8.090		01-02-17	184,495	184,534
Independent power and renewable electricity producers 1.7%
Dynegy Finance I, Inc. (S)(Z)	7.375		11-01-22	690,000	712,425
Dynegy Finance I, Inc. (S)(Z)	7.625		11-01-24	1,910,000	1,974,463

SEE NOTES TO FUND'S INVESTMENTS7

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.8%
Dominion Resources, Inc. (Z)	2.500		12-01-19	1,210,000	$1,241,321
Convertible bonds 1.2% (0.8% of Total investments)					$2,015,016
(Cost $2,136,162)
Industrials 1.2%					2,015,016
Machinery 1.2%
Trinity Industries, Inc. (Z)	3.875		06-01-36	1,575,000	2,015,016
Term loans (M) 0.0% (0.0% of Total investments)					$0
(Cost $248,529)
Industrials 0.0%					0
Airlines 0.0%
Global Aviation Holdings, Inc. (H)	3.000		02-13-18	514,063	0
Global Aviation Holdings, Inc. (H)	10.000		07-13-17	51,038	0
Capital preferred securities (a) 1.6% (1.0% of Total investments)					$2,571,085
(Cost $2,471,332)
Financials 1.6%					2,571,085
Banks 0.7%
HSBC Finance Capital Trust IX (5.911% to 11-30-2015, then 3 month LIBOR + 1.926%) (Z)	5.911		11-30-35	700,000	709,520
Mellon Capital IV (P)(Q)(Z)	4.000		03-09-15	400,000	333,000
Capital markets 0.9%
The Goldman Sachs Capital II (P)(Q)(Z)	4.000		03-09-15	983,000	766,740
The Goldman Sachs Capital III (P)(Q)(Z)	4.000		03-09-15	983,000	761,825
U.S. Government and Agency obligations 13.6% (9.0% of Total investments)					$22,110,793
(Cost $21,416,390)
U.S. Government Agency 13.6%					22,110,793
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000		03-01-41	2,255,541	2,512,133
30 Yr Pass Thru (Z)	6.500		03-01-38	103,583	118,231
Federal National Mortgage Association
15 Yr Pass Thru (Z)	4.000		12-01-24	1,465,578	1,571,476
30 Yr Pass Thru (Z)	3.000		10-29-27	670,000	664,659
30 Yr Pass Thru (Z)	4.000		12-01-40	4,601,303	5,026,515
30 Yr Pass Thru (Z)	4.000		09-01-41	3,343,245	3,611,975
30 Yr Pass Thru (Z)	4.000		10-01-41	1,720,491	1,867,924
30 Yr Pass Thru (Z)	4.000		01-01-42	859,226	932,855
30 Yr Pass Thru (Z)	4.500		10-01-40	2,452,117	2,696,269
30 Yr Pass Thru (Z)	5.000		02-01-41	345,082	384,995
30 Yr Pass Thru (Z)	5.000		04-01-41	559,750	626,767
30 Yr Pass Thru (Z)	5.500		06-01-38	581,212	649,209
30 Yr Pass Thru (Z)	5.500		08-01-40	175,738	197,177
30 Yr Pass Thru (Z)	6.500		07-01-36	214,312	247,459
30 Yr Pass Thru (Z)	6.500		10-01-37	123,546	142,755
30 Yr Pass Thru (Z)	6.500		01-01-39	747,660	860,394
Foreign government obligations 0.9% (0.6% of Total investments)					$1,496,274
(Cost $1,446,753)
Mexico 0.8%					1,287,500
Government of Mexico	3.600		01-30-25	1,250,000	1,287,500
South Korea 0.1%					208,774
Korea Development Bank (Z)	4.375		08-10-15	205,000	208,774

8SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Collateralized mortgage obligations 4.1% (2.7% of Total investments)					$6,681,893
(Cost $5,627,870)
Commercial and residential 2.7%					4,433,401
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.228		12-25-46	4,526,662	418,401
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	2.680		03-25-35	352,167	355,763
Bear Stearns Asset Backed Securities Trust (P) Series 2004-AC5, Class A1	5.750		10-25-34	295,667	301,767
Commercial Mortgage Pass Through Certificates Series 2012-LC4, Class C (P)	5.646		12-10-44	290,000	332,629
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.438		06-25-34	435,003	402,630
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.311		12-05-31	475,000	474,312
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.083		09-19-35	2,600,764	136,655
Series 2007-3, Class ES IO (S)	0.361		05-19-47	5,549,601	58,965
Series 2007-4, Class ES IO	0.350		07-19-47	5,983,832	59,838
Series 2007-6, Class ES IO (S)	0.342		08-19-37	4,760,806	50,584
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.922		11-05-30	827,791	826,757
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.044		10-25-36	7,619,000	705,244
Series 2005-AR18, Class 2X IO	1.686		10-25-36	6,642,322	309,856
U.S. Government Agency 1.4%					2,248,492
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	3,010,462	572,134
Series 3830, Class NI IO	4.500		01-15-36	2,396,663	192,068
Series K017, Class X1 IO	1.431		12-25-21	2,816,325	222,963
Series K709, Class X1 IO	1.535		03-25-19	3,204,994	176,832
Series K710, Class X1 IO	1.777		05-25-19	2,442,395	159,723
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500		11-25-42	1,252,478	224,006
Series 402, Class 3 IO	4.000		11-25-39	386,757	55,303
Series 402, Class 4 IO	4.000		10-25-39	599,815	81,001
Series 407, Class 15 IO	5.000		01-25-40	606,889	92,458
Series 407, Class 21 IO	5.000		01-25-39	286,738	27,412
Series 407, Class 7 IO	5.000		03-25-41	528,585	84,660
Series 407, Class 8 IO	5.000		03-25-41	139,999	21,451
Series 407, Class C6 IO	5.500		01-25-40	957,271	186,456
Government National Mortgage Association Series 2012-114, Class IO	0.993		01-16-53	1,837,999	152,025
Asset backed securities 0.5% (0.3% of Total investments)					$759,509
(Cost $734,769)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	25,846	24,795
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	400,572	426,276
Westgate Resorts LLC Series 2012-2A, Class B (S)	4.500		01-20-25	306,270	308,438

SEE NOTES TO FUND'S INVESTMENTS9

Investors Trust

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $593,666)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)	82,159	0
	Shares	Value
Preferred securities (b) 4.2% (2.7% of Total investments)		$6,791,764
(Cost $6,674,247)
Consumer staples 0.4%		588,905
Food products 0.4%
Tyson Foods, Inc., 4.750%	12,175	588,905
Financials 2.5%		4,080,459
Banks 0.5%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%) (Z)	30,175	817,441
Consumer finance 1.9%
Ally Financial, Inc., 7.000% (S)	3,085	3,085,097
Real estate investment trusts 0.1%
Crown Castle International Corp., 4.500%	1,635	177,921
Utilities 1.3%		2,122,400
Electric utilities 0.3%
Exelon Corp., 6.500%	9,645	505,012
Multi-utilities 1.0%
Dominion Resources, Inc., 6.375% (Z)	31,272	1,617,388
	Par value	Value
Short-term investments 1.2% (0.8% of Total investments)		$1,857,000
(Cost $1,857,000)
Repurchase agreement 1.2%		1,857,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $1,857,000 on 2-2-15, collateralized by $1,760,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $1,898,688, including interest)	1,857,000	1,857,000
Total investments (Cost $251,081,096)† 152.3%		$246,839,463
Other assets and liabilities, net (52.3%)		($84,767,450)
Total net assets 100.0%		$162,072,013

10SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
BRL	Brazilian Real
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
USGG	U.S. Generic Government Yield Index
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,334,105 or 63.8% of the fund's net assets as of 1-31-15.
(Z)	All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-15 was $156,630,422.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $251,774,175. Net unrealized depreciation aggregated $4,934,712, of which $7,312,347 related to appreciated investment securities and $12,247,059 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total Market Value at 1-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate bonds	$202,556,129	—	$202,526,479	$29,650
Convertible bonds	2,015,016	—	2,015,016	—
Capital preferred securities	2,571,085	—	2,571,085	—
U.S. Government and Agency obligations	22,110,793	—	22,110,793	—
Foreign government obligations	1,496,274	—	1,496,274	—
Collateralized mortgage obligations	6,681,893	—	6,512,506	169,387
Asset backed securities	759,509	—	759,509	—
Preferred securities	6,791,764	$2,889,226	3,902,538	—
Short-term investments	1,857,000	—	1,857,000	—
Total Investments in Securities	$246,839,463	$2,889,226	$243,751,200	$199,037
Other Financial Instruments:
Interest rate swaps	($626,455)	—	($626,455)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or

12

may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2015 the fund used interest rate swaps to in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.44250%	3 Month LIBOR (a)	Aug 2016	($436,685)
Morgan Stanley Capital Services	22,000,000	Fixed 1.09375%	3 Month LIBOR (a)	May 2017	(189,770)
Total	$44,000,000				($626,455)

(a) At 1-31-15, the 3-Month LIBOR rate was 0.2531%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P5Q1	01/15
This report is for the information of the shareholders of John Hancock Investors Trust.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

__________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015